13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	May 13, 2011
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $205,330 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  9,740     187,635    SH           DEFINED      1        187,635
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  69,449    1,337,865  SH           DEFINED      1, 2     1,337,865
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 PUT       	 149123101  20        198        SH           DEFINED      1        198
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 PUT       	 149123101  133       1,302      SH           DEFINED      1, 2     1,302
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W205  643       138,000    SH           DEFINED      1, 2     138,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  809       49,421     SH           DEFINED      1        49,421
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  8,194     500,579    SH           DEFINED      1, 2     500,579
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  544       22,154     SH           DEFINED      1        22,154
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  5,745     234,105    SH           DEFINED      1, 2     234,105
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  2,766     68,423     SH           DEFINED      1        68,423
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  29,233    723,055    SH           DEFINED      1, 2     723,055
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  4,379     123,221    SH           DEFINED      1        123,221
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  46,277    1,302,123  SH           DEFINED      1, 2     1,302,123
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  256       19,985     SH           DEFINED      1        19,985
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  2,703     211,185    SH           DEFINED      1, 2     211,185
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           TR UNIT	 78462F103  2,113     15,944     SH           DEFINED      1        15,944
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P 500 ETF TRUST           TR UNIT	 78462F103  22,326    168,486    SH           DEFINED      1, 2     168,486
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---




REPORT SUMMARY   17  DATA RECORDS           $205,330 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
